SCHEDULE OF INVENTORIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Finished goods		$ 31,991
Less: impairment loss
Inventory, net		$ 31,991